NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

600 WEST BROADWAY, 29TH FLOOR

SAN DIEGO, CA  920101

January 16, 2008

Writer’s Direct

Dial Number:

(619) 687-2972

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Nicholas-Applegate Institutional Funds (the “Trust” or “Registrant”)

Amendment to Form N-1A Registration Statement

File Nos. 333-71469 and 811-07384

CIK No. 0000895414

Ladies and Gentlemen:

Concurrently with this letter we are filing electronically on behalf of the Trust, Post-Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 55 under the Investment Company Act of 1940 to the Registration Statement of the Trust (the “Amendment”).

A Rule 485(a) filing is being made to add the Global Equity 130/30 Fund, a new Series of the Trust (the “Fund”).  The Fund will offer Class I and Class II shares.  A separate prospectus for the Class I and Class II shares of the Fund are submitted in this Amendment; this Amendment does not amend the prospectus of any other series of the Trust.

If you have any questions concerning the enclosed Amendment, please do not hesitate to telephone me at the number set forth above.  Thank you for your assistance regarding this matter.

Sincerely,

/s/

Michael W. McGrath
Nicholas-Applegate Institutional Funds

CC: Charles H. Field, Jr.